Identification and business activity - Additional information (Details) lb in Millions				12 Months Ended
	Apr. 01, 2022	Mar. 30, 2022	Feb. 07, 2022 USD ($)	Dec. 31, 2022 USD ($) T lb	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Identification and business activity
Sale price				$ 300,000,000	$ 0	$ 0
Profit (loss)				602,935,000	(262,804,000)	(150,339,000)
Liability directly associated with the held for sale assets				0	264,838,000
Increase in mineral prices				100,000,000
Non-controlling interest gain				31,628,000
Provision for closing of mining projects					5,100,000
Unabsorbed cost due to production stoppage				23,058,000	25,509,000	27,758,000
Assets				4,503,227,000	4,561,811,000	3,979,617,000
Cash consideration				1,677,000	0	13,453,000
Total partners' deficit				(3,008,850,000)	(2,368,326,000)
Sociedads Minera Cerro Verde S.A.A.
Identification and business activity
Profit (loss)				$ 925,353,000	1,191,474,000	274,544,000
Total design capacity | T				360,000
Combined average milling rate achieved | T				400,000
Leach copper production derived from crushed leach facility | T				39,000
Leach copper production derived from run-of-mine (ROM) leach system | T				100,000
Sociedads Minera Cerro Verde S.A.A. | Quecher Main project [Member]
Identification and business activity
Production capacity | lb				200
Cyprus Climax Metals [Member] | Sociedads Minera Cerro Verde S.A.A.
Identification and business activity
Proportion of ownership interest in subsidiary				53.56%
SMM Cerro Verde Netherlands B.V [Member] | Sociedads Minera Cerro Verde S.A.A.
Identification and business activity
Proportion of ownership interests held by non-controlling interests				21.00%
Compania de Minas Buenaventura S.A.A. [Member] | Sociedads Minera Cerro Verde S.A.A.
Identification and business activity
Proportion of ownership interests held by non-controlling interests				19.58%
other stakeholders [Member] | Sociedads Minera Cerro Verde S.A.A.
Identification and business activity
Proportion of ownership interests held by non-controlling interests				5.86%
Yanacocha
Identification and business activity
Profit (loss)				$ (8,500,000)
Liability directly associated with the held for sale assets			$ 300,000,000
Provision for closing of mining projects					3,600,000
Mallay | Discontinued operations
Identification and business activity
Assets held for sale						10,000,000
Loss included in transactions						2,000,000
Remaining balance transferred to a third party						6,000,000
Proceeds collected						4,000,000.0
S.M.R.L. Chaupiloma Dos de Cajamarca
Identification and business activity
Proportion of ownership interest in subsidiary	100.00%	60.00%
Profit (loss)				$ 4,376,000	10,989,000	13,004,000
Total partners' deficit					$ (1,925,000)
S.M.R.L. Chaupiloma Dos de Cajamarca | Mining activities [Member] | Indirect [Member]
Identification and business activity
Proportion of ownership interest in subsidiary				67.00%	40.00%
S.M.R.L. Chaupiloma Dos de Cajamarca | Newmont Corporation
Identification and business activity
Proportion of ownership interests held by non-controlling interests		40.00%
Percent spin off from ownership interest held by non controlling owners	40.00%
Minera La Zanja S.R.L
Identification and business activity
Profit (loss)				$ (11,646,000)	$ (10,218,000)	$ (14,712,000)
Total partners' deficit					$ (19,848,000)
Minera La Zanja S.R.L | Mining activities [Member] | Indirect [Member]
Identification and business activity
Proportion of ownership interest in subsidiary				0.00%	0.00%
Minera La Zanja S.R.L | Newmont Corporation
Identification and business activity
Percentage of ownership interests sold by non controlling owners			46.94%
Amount received for future costs			$ 45,000,000
Other reserves to cover future costs			45,000,000	$ 31,628,000
Non-controlling interest gain			$ 18,240,000
El Brocal | Mining activities [Member]
Identification and business activity
Proportion of voting rights held in subsidiary				61.43%	61.43%
El Brocal | Mining activities [Member] | Indirect [Member]
Identification and business activity
Proportion of voting rights held in subsidiary				58.24%	58.24%
Colquijirca S.A. [Member] | Mining activities [Member]
Identification and business activity
Proportion of voting rights held in subsidiary				100.00%	100.00%
Compaa Minera Condesa S.A | Mining activities [Member] | Indirect [Member]
Identification and business activity
Proportion of ownership interest in subsidiary				0.00%	0.00%